LIABILITIES AND DEBT - Convertible Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019	Jun. 30, 2023	Dec. 31, 2022
Convertible Debt 2020 Regulation CF Offering
LIABILITIES AND DEBT
Outstanding principal and accrued interest upon closing of IPO	$ 16,942
Conversion of shares	12,786
Convertible Debt 2020 Regulation CF Offering | Convertible Debt
LIABILITIES AND DEBT
Issuance costs	$ 69,627
Convertible Debt 2020 Regulation D Offering
LIABILITIES AND DEBT
Outstanding principal and accrued interest upon closing of IPO	100,000		$ 100,000	$ 100,000
Default interest expense	132,609
Convertible Debt 2020 Regulation D Offering | IPO
LIABILITIES AND DEBT
Outstanding principal and accrued interest upon closing of IPO	$ 185,000
Convertible Debt 2020 Regulation D Offering | Convertible Debt
LIABILITIES AND DEBT
Debt instrument term	9 months
Convertible Debt 2019 Regulation D Offering | Convertible Debt
LIABILITIES AND DEBT
Debt instrument term		36 months